(Loss)/earnings per share	12 Months Ended
Jun. 30, 2021
(Loss)/earnings per share
(Loss)/earnings per share
11	(Loss)/earnings per share

	2021	2020	2019
(Loss)/profit for the year (£’000)	(92,216)	(23,233)	18,881
Basic (loss)/earnings per share (pence)	(56.60)	(14.14)	11.48
Diluted (loss)/earnings per share (pence)(1)	(56.60)	(14.14)	11.47

(i)	Basic (loss)/earnings per share

Basic (loss)/earnings per share is calculated by dividing the (loss)/profit for the year by the weighted average number of ordinary shares in issue during the financial year.

(ii)	Diluted (loss)/earnings per share

Diluted (loss)/earnings per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company has one category of dilutive potential ordinary shares: share awards pursuant to the 2012 Equity Incentive Plan (the “Equity Plan”). Share awards pursuant to the Equity Plan are assumed to have been converted into ordinary shares at the beginning of the financial year, or, if later, the date of issue of the potential ordinary shares.

(iii)	Weighted average number of shares used as the denominator

	2021	2020	2019
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares	41,939	40,573	40,526
Class B ordinary shares	122,683	124,000	124,000
Treasury shares	(1,683)	(320)	—
Weighted average number of ordinary shares used as the denominator in calculating basic (loss)/earnings per share	162,939	164,253	164,526
Adjustment for calculation of diluted (loss)/earnings per share assumed conversion into Class A ordinary shares(1)	—	—	140
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share(1)	162,939	164,253	164,666
(1)	For the years ended 30 June 2021 and 30 June 2020, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the year ended 30 June 2019, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.